                                 GRAUBARD MILLER
                                600 THIRD AVENUE
                            NEW YORK, N.Y. 10016-2097
                                  (212) 818-8800                    DIRECT DIAL
FACSIMILE:                                                             NUMBER
(212) 818-8881                                                    (212) 818-8638

                                             November 12, 2004

VIA FEDERAL EXPRESS AND EDGAR
-----------------------------

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
United States Securities and Exchange Commission
Mail Stop 0511
Washington, D.C. 20549

                  Re:    Millstream II Acquisition Corporation ("Company")
                         -------------------------------------------------

Dear Mr. Reynolds:

                  In connection with my telephone conversation with Thomas Kluck on November 8, 2004, please be advised that the Company today filed Amendment
No. 1 to its Registration Statement on Form S-1 (SEC File No. 333-119937). As
originally filed with the SEC, if the Company was unable to effect a business combination within 18 months from the date of the consummation of the offering, or 24 months from the consummation of the offering if certain extension criteria had been satisfied, it was to distribute the amount then held in its trust account to the public stockholders and would then survive as an existing operating entity that would continue to search for a target business to complete a business combination with. As reflected in Amendment No. 1 to the Registration
Statement, if the Company is now unable to effect a business combination within such prescribed periods of time, the Company will dissolve and liquidate all of its assets and will cease to be an operating entity. Amendment No.1 also reflects certain other immaterial disclosure changes.

                  Should you have any questions regarding the foregoing changes, please contact me at the above telephone and facsimile numbers.

                                                Sincerely,

                                                /s/ Jeffrey M. Gallant

                                                Jeffrey M. Gallant

cc:      William Underhill
         Thomas Kluck
         David M. Nussbaum
         Steven Levine
         Floyd Wittlin, Esq.
         Matthew McMurdo, Esq.